QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 1.3%
John Wiley & Sons, Inc., Class A	272	$12,458
Nexstar Media Group, Inc.	219	44,845
Paramount Global, Class B	252	5,836
TEGNA, Inc.	201	4,006
		67,145
CONSUMER DISCRETIONARY – 14.8%
Century Communities, Inc.	1,047	64,076
Dillard's, Inc., Class A	13	5,113
Foot Locker, Inc.	113	4,917
Group 1 Automotive, Inc.	108	23,096
KB Home	494	18,994
Kohl's Corp.	169	5,471
Lithia Motors, Inc.	165	43,428
MDC Holdings, Inc.	1,897	71,631
Meritage Homes Corp.*	731	78,721
Mohawk Industries, Inc.*	410	49,225
Penske Automotive Group, Inc.	467	59,692
Skechers USA, Inc., Class A*	1,128	54,313
Taylor Morrison Home Corp.*	1,800	64,440
Toll Brothers, Inc.	1,776	105,654
Tri Pointe Homes, Inc.*	3,915	86,482
Urban Outfitters, Inc.*	179	4,903
		740,156
CONSUMER STAPLES – 7.3%
Central Garden & Pet Co., Class A*	119	4,716
Ingles Markets, Inc., Class A	238	22,610
J M Smucker Co. (The)	94	14,363
Nu Skin Enterprises, Inc., Class A	101	4,331
Tyson Foods, Inc., Class A	1,025	67,394
United Natural Foods, Inc.*	110	4,578
US Foods Holding Corp.*	2,524	96,240
Walgreens Boots Alliance, Inc.	4,046	149,135
Weis Markets, Inc.	52	4,490
		367,857
ENERGY – 0.5%
Civitas Resources, Inc.	74	4,925
Coterra Energy, Inc.	173	4,330
DHT Holdings, Inc.	480	4,114
Vitesse Energy, Inc.*	313	4,995
World Fuel Services Corp.	156	4,415
		22,779
FINANCIALS – 34.0%
American Equity Investment Life Holding Co.	93	4,431
Ameris Bancorp	940	44,330

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Associated Banc-Corp.	1,600	$35,856
Assured Guaranty Ltd.	182	11,393
Banner Corp.	324	21,005
Cadence Bank	1,410	36,068
Citizens Financial Group, Inc.	3,104	134,465
CNA Financial Corp.	1,529	66,603
Columbia Banking System, Inc.	591	18,268
Enstar Group Ltd.*	23	5,573
First Financial Bancorp	1,329	33,664
FNB Corp./PA	3,477	49,617
Fulton Financial Corp.	1,685	28,190
Genworth Financial, Inc., Class A*	4,673	25,795
Horace Mann Educators Corp.	114	4,060
Independent Bank Group, Inc.	525	32,182
Invesco Ltd.	6,964	128,904
Jefferies Financial Group, Inc.	2,667	104,760
Kemper Corp.	87	5,110
Lincoln National Corp.	139	4,925
MetLife, Inc.	3,118	227,676
NBT Bancorp, Inc.	98	3,852
Nelnet, Inc., Class A	221	21,103
New York Community Bancorp, Inc.	5,800	57,942
Popular, Inc.	658	45,165
Prosperity Bancshares, Inc.	589	44,682
Prudential Financial, Inc.	2,068	217,016
Radian Group, Inc.	1,638	36,200
Regions Financial Corp.	4,783	112,592
Reinsurance Group of America, Inc.	235	35,666
Towne Bank/Portsmouth VA	584	17,794
Trustmark Corp.	603	17,559
Unum Group	104	4,371
Valley National Bancorp	5,290	62,845
White Mountains Insurance Group Ltd.	3	4,584
		1,704,246
HEALTH CARE – 19.0%
Bio-Rad Laboratories, Inc., Class A*	156	72,924
Centene Corp.*	1,978	150,803
Cigna Corp.	1,135	359,420
CVS Health Corp.	4,036	356,056
Patterson Cos., Inc.	377	11,381
Prestige Consumer Healthcare, Inc.*	68	4,472
		955,056
INDUSTRIALS – 9.9%
AAR Corp.*	440	22,634
ABM Industries, Inc.	271	12,713
Air Lease Corp.	1,859	83,599
Beacon Roofing Supply, Inc.*	857	48,746

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Boise Cascade Co.	62	$4,648
CACI International, Inc., Class A*	48	14,788
GATX Corp.	255	29,185
GEO Group, Inc. (The)*	389	4,474
Hub Group, Inc., Class A*	387	32,999
ICF International, Inc.	43	4,394
ManpowerGroup, Inc.	591	51,512
Ryder System, Inc.	51	4,815
UniFirst Corp./MA	187	37,108
Univar Solutions, Inc.*	1,416	48,824
Veritiv Corp.	35	4,376
WESCO International, Inc.*	609	90,747
		495,562
INFORMATION TECHNOLOGY – 7.1%
Arrow Electronics, Inc.*	985	115,728
Avnet, Inc.	1,524	69,921
Sanmina Corp.*	751	45,758
TD SYNNEX Corp.	1,245	127,177
		358,584
MATERIALS – 5.8%
Greif, Inc., Class A	343	24,500
Minerals Technologies, Inc.	557	38,684
Mosaic Co. (The)	97	4,805
Reliance Steel & Aluminum Co.	366	83,247
Westlake Corp.	524	64,321
Westrock Co.	1,870	73,379
		288,936
TOTAL COMMON STOCKS
(Cost $4,648,527)		5,000,321

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	12,832	12,832
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,832)		12,832
TOTAL INVESTMENTS – 100.0%
(Cost $4,661,359)		5,013,153
Other Assets in Excess of Liabilities – 0.0%		913
TOTAL NET ASSETS – 100.0%		$5,014,066

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.